Long-term Debt - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Debt [Abstract]
Capitalized interest	$ 14,378	$ 18,037
Interest expense	$ 149,804	$ 139,241
Weighted average interest rate	6.28%	6.27%
Available amount of loan facility	$ 0